Average Annual Total Returns - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund	Mar. 01, 2023
Fidelity Series International Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.44%)
Past 5 years	0.14%
Since Inception	0.48%
Fidelity Series International Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.43%)
Past 5 years	(1.91%)
Since Inception	(1.51%)
Fidelity Series International Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.18%)
Past 5 years	(0.60%)
Since Inception	(0.33%)
LB427
Average Annual Return:
Past 1 year	(13.07%)
Past 5 years	0.34%
Since Inception	0.63%	[1]

[1]	A From July 25, 2017